Stock-based compensation (Details 1) - Stock Compensation Plan [Member] - CAD / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number	1,472,597	1,278,290	1,201,912
Options outstanding, Weighted average remaining contractual life	2 years 10 months 17 days
Options outstanding, Weighted average exercise price	CAD 5.88	CAD 4.68	CAD 4.68
Options exercisable, Number	959,813
Options exercisable, Weighted average exercise price	CAD 4.63
$1.65 to $2.08 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum	1.65
Range of exercise prices, maximum	CAD 2.08
Options outstanding, Number	437,000
Options outstanding, Weighted average remaining contractual life	2 years 4 days
Options outstanding, Weighted average exercise price	CAD 1.67
Options exercisable, Number	367,254
Options exercisable, Weighted average exercise price	CAD 1.68
$2.09 to $6.67 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum	2.09
Range of exercise prices, maximum	CAD 6.67
Options outstanding, Number	424,963
Options outstanding, Weighted average remaining contractual life	2 years 2 months 26 days
Options outstanding, Weighted average exercise price	CAD 3.85
Options exercisable, Number	351,689
Options exercisable, Weighted average exercise price	CAD 3.59
$6.68 to $9.29 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum	6.68
Range of exercise prices, maximum	CAD 9.29
Options outstanding, Number	204,974
Options outstanding, Weighted average remaining contractual life	3 years 7 months 13 days
Options outstanding, Weighted average exercise price	CAD 8.23
Options exercisable, Number	97,544
Options exercisable, Weighted average exercise price	CAD 8.23
$9.30 to $24.70 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum	9.30
Range of exercise prices, maximum	CAD 24.70
Options outstanding, Number	405,660
Options outstanding, Weighted average remaining contractual life	4 years 1 month 6 days
Options outstanding, Weighted average exercise price	CAD 11.33
Options exercisable, Number	143,326
Options exercisable, Weighted average exercise price	CAD 12.31